Quarterly Report
September 30, 2021
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III
VLT-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.9%
Aerospace & Defense – 0.6%
Boeing Co., 1.167%, 2/04/2023	$438,000	$438,971
Boeing Co., 1.433%, 2/04/2024	876,000	877,310
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,049,000	1,136,137
Raytheon Technologies Corp., 3.65%, 8/16/2023	114,000	120,416
		$2,572,834
Asset-Backed & Securitized – 20.7%
ACREC 2021-FL1 Ltd., “AS”, FLR, 1.585% (LIBOR - 1mo. + 1.5%), 10/18/2036 (i)(n)	$898,000	$898,000
ACREC 2021-FL1 Ltd., “B”, FLR, 1.885% (LIBOR - 1mo. + 1.8%), 10/18/2036 (n)	697,000	697,000
ACREC 2021-FL1 Ltd., “C”, FLR, 2.235% (LIBOR - 1mo. + 2.15%), 10/18/2036 (n)	902,000	902,000
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	94,904	95,032
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	659,000	670,143
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.233% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,210,000	2,210,692
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 1.685% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	455,000	454,718
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 1.935% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	264,000	263,837
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	647,000	646,353
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	319,500	318,399
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.064% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	264,000	262,777
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.475% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,720,000	1,721,644
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 1.734% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,741,028
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 2.034% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	736,955
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 1.633% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	855,153	852,701
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 1.583% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	1,562,855	1,562,066
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	1,410,155	1,409,312
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	1,776,462	1,774,336
Bank, 2021-BN35, “XA”, 1.159%, 6/15/2064 (i)	4,960,665	403,012
Barclays Commercial Mortgage Securities LLC, 2021-C11, “XA”, 1.392%, 9/15/2054 (i)	5,986,332	624,455
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.931%, 12/15/2051 (i)(n)	21,989,177	1,051,736
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.433%, 7/15/2054 (i)	5,793,901	573,514
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.384%, 2/15/2054 (i)	10,421,537	968,593
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.389%, 7/15/2054 (i)	11,343,001	1,102,709
Benchmark Mortgage Trust, 2021-B28, “XA”, 1.405%, 8/15/2054 (i)	8,301,354	815,698
Benchmark Mortgage Trust, 2021-B29, “XA”, 1.05%, 9/15/2054 (i)(n)	11,941,358	925,407
BSPRT Issuer Ltd., 2018-FL4, “A”, FLR, 2.183% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	2,076,000	2,072,099
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	331,998	336,301
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	372,383	374,026
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	91,969	92,403
BXMT Ltd., 2020-FL2, “B”, FLR, 1.564% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,445,000	1,441,837
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	555,984	568,486
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.278%, 5/10/2050 (i)	17,131,147	872,870
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	354,389	359,191
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	112,107	113,744
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.763%, 11/15/2062 (i)	8,883,078	420,960
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.442%, 2/15/2054 (i)	9,191,588	930,936
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.088%, 6/15/2063 (i)	8,878,818	677,606
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	373,000	374,038
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	249,760
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	250,000	249,462
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	249,656
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	272,471	273,686
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	1,800,370	1,815,220
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	188,414	188,925
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	500,000	506,358
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,228,000	1,244,949
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	945,000	958,464
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	172,425	173,075

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	$704,072	$703,184
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	622,000	629,142
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	456,000	462,097
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.203% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	307,818	307,818
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.027%, 5/10/2050 (i)	15,638,823	807,975
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.112%, 8/10/2050 (i)	15,591,480	771,736
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.246%, 5/12/2053 (i)	8,349,304	698,713
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.034% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	1,365,804	1,366,765
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.934% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	836,859	836,991
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.984% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	1,799,776	1,802,265
JPMorgan Chase Commercial Mortgage Securities Corp., 1.187%, 9/15/2050 (i)	14,776,316	658,588
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.583% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	2,225,000	2,225,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.633% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	737,793
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.133% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	529,444	529,278
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.453% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,980,450	1,979,210
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.833% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,344,000	1,343,999
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.083% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	567,500	567,500
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.633% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,791,919
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.333% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	3,559,000	3,557,217
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.576% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,309,265	2,308,965
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.594% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	1,070,789	1,070,788
MF1 Ltd., 2020-FL3, “B”, FLR, 3.914% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	192,000	194,882
MF1 Ltd., 2020-FL3, “C”, FLR, 4.664% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	274,500	279,994
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.914% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	1,946,000	1,965,450
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.423%, 5/15/2050 (i)	14,329,957	780,947
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.5%, 6/15/2050 (i)	7,117,533	391,815
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.024%, 12/15/2051 (i)	17,877,341	921,731
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.424%, 5/15/2054 (i)	7,323,614	701,117
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.355%, 6/15/2054 (i)	6,885,779	598,567
Multi-Family Housing Mortgage, MF1-2021, “B”, FLR, 1.734% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	1,598,887	1,598,882
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.036% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	367,000	368,902
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.436% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	338,000	340,562
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.236% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	279,000	281,962
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	1,050,000	1,068,780
Oaktree CLO Ltd., 2019-1A, “BR”, FLR, 1.888% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	1,129,454	1,129,462
Oaktree CLO Ltd., 2019-1A, “CR”, FLR, 2.488% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	1,129,454	1,129,461
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,723,824	1,781,736
PFP III Ltd., 2021-8, “B”, FLR, 1.6% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	490,500	489,674
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	156,478	158,512
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	200,631	203,602
Shackleton CLO Ltd., 2013-4RA, “B”, FLR, 2.028% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	910,376
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.784% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	709,957	707,932
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.183% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	242,811	242,811
Shelter Growth CRE, 2021-FL3, “C”, FLR, 2.245% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	516,000	516,001
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 1.884% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	764,000	764,233
Student Loan Consolidation Center, “A”, FLR, 1.306% (LIBOR - 1mo. + 1.22%), 10/25/2027 (n)	67,004	67,290
TICP CLO Ltd., 2018-3R, “B”, FLR, 1.484% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	870,756	870,768
TICP CLO Ltd., 2018-3R, “C”, FLR, 1.934% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,528,084	1,528,341
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.534% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	2,192,500	2,191,812
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.934% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,000,000	2,000,000
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.147%, 11/15/2050 (i)	11,896,557	498,642
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.16%, 12/15/2051 (i)	8,958,092	524,155
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	170,344	170,589
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.826% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	864,053	865,358
		$90,627,458

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 3.8%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$870,000	$871,637
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	857,000	869,598
General Motors Financial Co., 1.7%, 8/18/2023	1,491,000	1,519,171
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,203,000	1,217,590
Hyundai Capital America, 2.85%, 11/01/2022 (n)	355,000	363,518
Hyundai Capital America, 2.375%, 2/10/2023 (n)	534,000	545,756
Hyundai Capital America, 5.75%, 4/06/2023 (n)	1,733,000	1,858,308
Hyundai Capital America, 0.8%, 1/08/2024 (n)	154,000	153,334
Hyundai Capital America, 5.875%, 4/07/2025 (n)	1,872,000	2,139,379
Stellantis Finance US, Inc. , 1.711%, 1/29/2027 (n)	1,275,000	1,270,838
Volkswagen Group of America Finance LLC, 4%, 11/12/2021 (n)	1,356,000	1,361,330
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	560,000	568,759
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	234,000	243,111
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,120,000	1,177,283
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	1,212,000	1,295,761
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	916,000	911,877
		$16,367,250
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 0.75%, 3/18/2024	$1,049,000	$1,053,986
E*TRADE Financial Corp., 2.95%, 8/24/2022	2,157,000	2,200,058
NASDAQ, Inc., 0.445%, 12/21/2022	500,000	500,027
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	600,000	608,348
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	500,000	500,258
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	253,849
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	1,000,000	985,680
		$6,102,206
Business Services – 1.0%
Equinix, Inc., 1.25%, 7/15/2025	$375,000	$373,477
Global Payments, Inc., 1.2%, 3/01/2026	1,216,000	1,203,682
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,493,743
Western Union Co., 1.35%, 3/15/2026	1,091,000	1,076,149
		$4,147,051
Cable TV – 0.6%
SES S.A., 3.6%, 4/04/2023 (n)	$2,469,000	$2,565,669
Chemicals – 0.1%
Westlake Chemical Corp., 0.875%, 8/15/2024	$500,000	$500,667
Computer Software – 0.4%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,415,000	$1,530,744
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	340,000	395,559
		$1,926,303
Computer Software - Systems – 0.5%
Apple, Inc., 1.7%, 9/11/2022	$862,000	$873,698
VMware, Inc., 1%, 8/15/2024	839,000	841,802
VMware, Inc., 1.4%, 8/15/2026	649,000	646,079
		$2,361,579
Conglomerates – 1.0%
Carrier Global Corp., 2.242%, 2/15/2025	$1,434,000	$1,485,617
Roper Technologies, Inc., 2.8%, 12/15/2021	666,000	667,968
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,237,000	2,404,934
		$4,558,519

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$550,000	$557,528
Containers – 0.5%
Berry Global, Inc., 0.95%, 2/15/2024 (n)	$662,000	$662,748
Berry Global, Inc., 1.65%, 1/15/2027 (n)	1,534,000	1,514,687
		$2,177,435
Electronics – 0.8%
Broadcom, Inc., 4.7%, 4/15/2025	$493,000	$549,262
Broadcom, Inc., 3.15%, 11/15/2025	600,000	641,269
Microchip Technology, Inc., 0.983%, 9/01/2024 (n)	1,895,000	1,892,707
Skyworks Solutions, Inc., 0.9%, 6/01/2023	590,000	591,153
		$3,674,391
Emerging Market Quasi-Sovereign – 1.1%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,865,000	$1,934,788
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	619,000	613,342
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	933,000	1,011,396
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	1,302,000	1,296,600
		$4,856,126
Emerging Market Sovereign – 0.4%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,572,000	$1,576,182
Energy - Independent – 0.6%
Diamondback Energy, Inc., 0.9%, 3/24/2023	$963,000	$962,708
Pioneer Natural Resources Co., 0.55%, 5/15/2023	204,000	204,208
Pioneer Natural Resources Co., 0.75%, 1/15/2024	1,364,000	1,362,610
		$2,529,526
Energy - Integrated – 0.8%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$678,000	$772,281
Eni S.p.A., 4%, 9/12/2023 (n)	1,857,000	1,975,850
Exxon Mobil Corp., 1.571%, 4/15/2023	683,000	696,225
		$3,444,356
Financial Institutions – 2.1%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,585,000	$1,712,561
AerCap Ireland Capital DAC, 3.15%, 2/15/2024	1,399,000	1,458,812
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	1,212,000	1,405,195
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	241,000	244,605
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,214,000	1,288,939
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	1,574,000	1,557,891
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	544,236
Century Housing Corp., 3.995%, 11/01/2021	748,000	747,950
		$8,960,189
Food & Beverages – 0.6%
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	$408,000	$406,822
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	528,000	520,925
Mondelez International, Inc., 0.625%, 7/01/2022	1,800,000	1,805,099
		$2,732,846
Food & Drug Stores – 0.7%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$1,785,000	$1,785,643
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	1,339,000	1,338,317
		$3,123,960

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 1.4%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,459,000	$1,576,985
Hyatt Hotels Corp., 1.3%, 10/01/2023	1,224,000	1,225,628
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,134,000	1,136,404
Marriott International, Inc., 2.3%, 1/15/2022	1,564,000	1,570,124
Marriott International, Inc., 3.75%, 10/01/2025	370,000	397,782
		$5,906,923
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$91,000	$91,000
Howard University, Washington D.C., 2.738%, 10/01/2022	96,000	97,678
Howard University, Washington D.C., 2.801%, 10/01/2023	106,000	109,573
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	117,000	119,702
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	144,000	146,888
		$564,841
Insurance – 0.7%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$913,000	$920,256
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	882,000	887,356
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	1,365,000	1,358,616
		$3,166,228
Insurance - Property & Casualty – 0.4%
Aon PLC, 2.2%, 11/15/2022	$821,000	$837,794
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	807,000	811,776
		$1,649,570
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,263,000	$1,333,576
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$2,262,000	$2,427,667
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	454,035
		$2,881,702
Major Banks – 14.6%
Bank of America Corp., 2.881%, 4/24/2023	$2,896,000	$2,935,659
Bank of America Corp., 4.2%, 8/26/2024	692,000	756,932
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR + 0.96%) to 7/22/2027	3,526,000	3,540,509
Bank of Montreal, 2.05%, 11/01/2022	1,168,000	1,190,393
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	2,947,000	2,992,029
Barclays PLC, 1.007%, 12/10/2024	207,000	207,952
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	550,000	577,688
Credit Agricole, “A”, FLR, 1.549% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	1,270,000	1,274,851
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	872,000	879,152
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	443,000	467,771
Deutsche Bank AG, 0.898%, 5/28/2024	421,000	420,614
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR + 1.131%) to 4/01/2025	2,012,000	2,025,896
Goldman Sachs Group, Inc., 0.481%, 1/27/2023	1,613,000	1,613,262
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	806,327
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR + 0.789%) to 12/09/2026	821,000	809,032
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	1,521,000	1,540,149
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	491,000	504,921
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	910,000	929,918
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR + 1.29%) to 5/24/2027	623,000	618,803
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,827,000	2,866,520
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	2,701,000	2,737,247
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,380,000	1,458,871
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	1,642,000	1,681,877
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR + 0.695%) to 2/04/2027	1,071,000	1,050,715

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR + 0.885%) to 4/22/2027	$862,000	$863,748
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	1,921,000	1,956,372
Mitsubishi UFJ Financial Group, Inc., 0.953%, 7/19/2025	1,003,000	1,004,139
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	600,000	602,027
Morgan Stanley, 0.56% to 11/10/2022, FLR (SOFR + 0.466%) to 11/10/2023	1,637,000	1,639,114
Morgan Stanley, 0.529% to 1/25/2023, FLR (SOFR + 0.455%) to 1/25/2024	2,151,000	2,152,549
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR + 0.745%) to 10/21/2025	1,635,000	1,631,681
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	1,038,000	1,065,126
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,018,000	2,177,705
Royal Bank of Canada, 0.5%, 10/26/2023	1,750,000	1,751,023
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	1,457,000	1,466,171
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	1,361,000	1,356,261
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	437,000	437,297
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023	383,000	387,673
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	157,000	166,558
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	455,000	453,527
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,625,985
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	944,000	946,291
Toronto-Dominion Bank, 0.25%, 1/06/2023	910,000	909,440
Toronto-Dominion Bank, 0.75%, 1/06/2026	637,000	626,898
UBS Group AG, 3.491%, 5/23/2023 (n)	278,000	283,378
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	924,000	929,982
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,373,000	1,395,279
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,687,000	1,714,778
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,242,000	2,312,737
		$63,742,827
Medical & Health Technology & Services – 0.4%
HCA, Inc., 5%, 3/15/2024	$1,692,000	$1,856,934
Metals & Mining – 1.5%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$566,000	$644,164
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	899,000	901,949
Glencore Funding LLC, 3%, 10/27/2022 (n)	848,000	867,928
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,354,000	1,450,603
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	422,000	459,837
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,103,621
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,185,328
		$6,613,430
Midstream – 2.0%
Energy Transfer Operating Co., 2.9%, 5/15/2025	$569,000	$596,421
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	968,000	986,527
MPLX LP, 3.5%, 12/01/2022	2,340,000	2,413,997
MPLX LP, 3.375%, 3/15/2023	642,000	666,645
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	788,533
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	992,000	1,099,315
Western Midstream Operating LP, 4.35%, 2/01/2025	796,000	839,947
Western Midstream Operating LP, FLR, 2.228% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,222,000	1,222,000
		$8,613,385
Mortgage-Backed – 1.2%
Fannie Mae, 5.5%, 5/01/2025	$684	$688
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	627,278	714,834
Fannie Mae, 2%, 5/25/2044	647,221	652,915
Freddie Mac, 1.018%, 4/25/2024 (i)	518,946	9,574
Freddie Mac, 1.698%, 4/25/2030 (i)	6,144,872	714,047
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,469,885	2,625,932

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2%, 7/15/2042	$433,272	$445,331
		$5,163,321
Municipals – 3.8%
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	$620,000	$624,630
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	440,000	447,255
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	235,000	237,157
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	280,000	283,554
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 0.75%, 8/15/2050 (n)	1,615,000	1,612,676
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.128%, 1/01/2023	300,000	306,404
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.225%, 1/01/2024	730,000	752,957
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.659%, 3/01/2022	135,000	135,017
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.764%, 3/01/2023	595,000	596,297
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 1.904%, 7/01/2023	65,000	66,222
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.156%, 7/01/2024	190,000	195,351
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.306%, 7/01/2025	150,000	154,914
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	185,000	192,158
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	611,257	631,020
New Jersey Economic Development Authority Rev., School Facilities Construction, “HHH”, 3.75%, 9/01/2022 (n)	2,885,000	2,964,002
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	4,091,000	4,058,522
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	455,000	460,842
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	465,000	479,294
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	440,000	458,930
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	1,060,000	1,073,635
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	680,000	687,679
		$16,418,516
Natural Gas - Distribution – 0.3%
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	$1,302,000	$1,302,070
Network & Telecom – 0.8%
AT&T, Inc., 0.9%, 3/25/2024	$2,621,000	$2,625,115
Verizon Communications, Inc., 0.75%, 3/22/2024	986,000	989,786
		$3,614,901
Oil Services – 0.0%
Halliburton Co., 3.8%, 11/15/2025	$111,000	$121,564
Oils – 1.0%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$1,919,000	$2,074,414
Valero Energy Corp., 1.2%, 3/15/2024	1,330,000	1,344,870
Valero Energy Corp., 3.4%, 9/15/2026	771,000	829,506
		$4,248,790
Other Banks & Diversified Financials – 3.7%
American Express Co., 3.7%, 11/05/2021	$497,000	$497,048
Banque Federative du Credit Mutuel, 0.65%, 2/27/2024 (n)	1,833,000	1,830,336
BBVA USA, 2.875%, 6/29/2022	2,443,000	2,484,286
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,183,000	1,240,634
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,472,874
Groupe BPCE S.A., FLR, 1.354% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,411,107
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR + 1.069%) to 1/12/2027 (n)	1,200,000	1,189,522
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,348,000	1,373,650
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	523,000	525,194
National Bank of Canada, 0.55%, 11/15/2024	250,000	249,501
SunTrust Banks, Inc., 2.8%, 5/17/2022	2,056,000	2,084,975
Truist Financial Corp., 1.267% to 3/02/2026, FLR (SOFR + 0.609%) to 3/02/2027	1,306,000	1,301,357

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
UBS AG, 1.75%, 4/21/2022 (n)	$390,000	$392,790
		$16,053,274
Personal Computers & Peripherals – 0.0%
Equifax, Inc., 2.6%, 12/15/2025	$164,000	$171,956
Pharmaceuticals – 1.0%
AbbVie, Inc., 2.15%, 11/19/2021	$834,000	$836,007
AbbVie, Inc., 3.45%, 3/15/2022	886,000	893,914
Royalty Pharma PLC, 0.75%, 9/02/2023	1,481,000	1,485,838
Viatris, Inc., 1.125%, 6/22/2022 (n)	1,200,000	1,206,340
		$4,422,099
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$697,000	$714,082
Retailers – 0.8%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,223,000	$1,265,062
Kohl's Corp., 9.5%, 5/15/2025	1,587,000	2,001,946
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	352,000	351,560
		$3,618,568
Specialty Stores – 0.5%
Nordstrom, Inc., 2.3%, 4/08/2024	$519,000	$519,036
Ross Stores, Inc., 0.875%, 4/15/2026	1,622,000	1,595,339
		$2,114,375
Telecommunications - Wireless – 0.8%
American Tower Corp., REIT, 2.25%, 1/15/2022	$302,000	$303,618
Crown Castle International Corp., 3.15%, 7/15/2023	1,037,000	1,082,631
Crown Castle International Corp., 1.35%, 7/15/2025	257,000	258,213
T-Mobile USA, Inc., 3.5%, 4/15/2025	1,901,000	2,047,961
		$3,692,423
Tobacco – 0.9%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,047,000	$1,109,931
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	2,045,000	2,085,136
Philip Morris International, Inc., 1.125%, 5/01/2023	796,000	806,093
		$4,001,160
Transportation - Services – 1.1%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,849,000	$2,889,981
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	872,000	906,118
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	551,000	595,939
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	551,000	602,962
		$4,995,000
U.S. Treasury Obligations – 20.4%
U.S. Treasury Notes, 0.125%, 1/31/2023	$17,971,000	$17,961,874
U.S. Treasury Notes, 0.125%, 4/30/2023	8,879,300	8,867,507
U.S. Treasury Notes, 0.125%, 12/15/2023	49,253,000	49,022,127
U.S. Treasury Notes, 0.25%, 5/15/2024 (f)	13,337,400	13,273,318
		$89,124,826
Utilities - Electric Power – 3.5%
CenterPoint Energy, Inc., 1.45%, 6/01/2026	$843,000	$843,237
Emera U.S. Finance LP, 0.833%, 6/15/2024 (n)	589,000	587,132
FirstEnergy Corp., 4.75%, 3/15/2023	1,027,000	1,068,214
FirstEnergy Corp., 2.05%, 3/01/2025	929,000	938,290

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
FirstEnergy Corp., 1.6%, 1/15/2026	$513,000	$507,329
NextEra Energy Capital Holdings, Inc., 2.9%, 4/01/2022	1,458,000	1,477,197
NextEra Energy, Inc., 0.65%, 3/01/2023	1,049,000	1,052,547
Pacific Gas & Electric Co., 1.75%, 6/16/2022	536,000	535,133
Pacific Gas & Electric Co., 1.367%, 3/10/2023	432,000	430,492
Pacific Gas & Electric Co., 3%, 6/15/2028	437,000	444,694
Pacific Gas & Electric Co., FLR, 1.499% (LIBOR - 3mo. + 1.375%), 11/15/2021	1,837,000	1,837,742
Southern California Edison Co., 0.7%, 8/01/2023	900,000	901,396
Southern California Edison Co., 0.975%, 8/01/2024	667,000	668,794
Southern California Edison Co., 1.2%, 2/01/2026	1,463,000	1,449,967
WEC Energy Group, Inc., 0.8%, 3/15/2024	612,000	613,889
Xcel Energy, Inc., 0.5%, 10/15/2023	1,753,000	1,754,963
		$15,111,016
Total Bonds		$436,579,432
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.04% (v)	3,981,764	$3,981,764

Other Assets, Less Liabilities – (0.8)%		(3,625,311)
Net Assets – 100.0%		$436,935,885
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,981,764 and $436,579,432, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $152,443,875, representing 34.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 Ltd., 2020-FL3, “B”, FLR, 3.914% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	$192,000	$194,882
MF1 Ltd., 2020-FL3, “C”, FLR, 4.664% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	274,500	279,994
Total Restricted Securities			$474,876
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	102	$22,445,578	December – 2021	$(10,721)
At September 30, 2021, the fund had liquid securities with an aggregate value of $35,827 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$89,124,826	$—	$89,124,826
Non - U.S. Sovereign Debt	—	6,432,308	—	6,432,308
Municipal Bonds	—	16,418,516	—	16,418,516
U.S. Corporate Bonds	—	147,217,150	—	147,217,150
Residential Mortgage-Backed Securities	—	9,169,342	—	9,169,342
Commercial Mortgage-Backed Securities	—	34,700,400	—	34,700,400
Asset-Backed Securities (including CDOs)	—	51,921,037	—	51,921,037
Foreign Bonds	—	81,595,853	—	81,595,853
Mutual Funds	3,981,764	—	—	3,981,764
Total	$3,981,764	$436,579,432	$—	$440,561,196
Other Financial Instruments
Futures Contracts – Liabilities	$(10,721)	$—	$—	$(10,721)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,636,845	$104,223,493	$108,878,574	$—	$—	$3,981,764
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,264	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.